INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD - Group Share of Joint Ventures (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 09, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Group share of joint venture’s net assets		€ 1	€ 1
Group share of joint venture’s profit/ (loss)		(2)	33	€ 29
Investment in joint venture
Disclosure of joint ventures [line items]
Group share of joint venture’s net assets		1	1
Group share of joint venture’s profit/ (loss)		0	33
Reclassified to non-current other financial assets
Disclosure of joint ventures [line items]
Group share of joint venture’s net assets		0	49
Group share of joint venture’s profit/ (loss)		€ 0	0
Constellium-UACJ ABS LLC
Disclosure of joint ventures [line items]
% interest	51.00%	51.00%
Group share of joint venture’s net assets		€ 0	(49)
Group share of joint venture’s profit/ (loss)		€ 0	33
Rhenaroll S.A.
Disclosure of joint ventures [line items]
% interest		49.85%
Group share of joint venture’s net assets		€ 1	1
Group share of joint venture’s profit/ (loss)		0	0
Group share
Disclosure of joint ventures [line items]
Group share of joint venture’s net assets		1	(48)
Group share of joint venture’s profit/ (loss)		€ 0	€ 33